Operations and Reorganization - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,678,109		¥ 4,962,660	¥ 3,540,031	$ 716,952	$ 760,561	¥ 762,882
Time deposits	4,720,089		1,844,558	749,385	723,385
Accounts receivable, net	1,053,641		744,845	324,392	161,478
Prepayments and other current assets	1,765,787		1,315,901	990,851	270,619
Short-term investments	3,357,189		1,260,810	945,338	514,511
Non-current assets:
Long-term investments, net	2,232,938		1,251,129	979,987	342,213
Other non-current assets	789,643		301,916		121,019
Total assets	23,865,608		15,516,567	10,490,036	3,657,566
Current liabilities:
Accounts payable	3,074,298		1,904,042	1,307,598	471,157
Salary and welfare payable	734,376		355,936	246,815	112,548
Taxes payable	127,192		67,856	38,505	19,493
Short-term loans	100,000				15,326
Deferred revenue	2,118,006		1,369,000	985,143	324,599
Accrued liabilities and other payables	1,237,676		575,763	670,442	189,682
Non-current liabilities:
Total liabilities	16,083,404		7,880,107	3,298,834	$ 2,464,891
Net revenues:
Net revenues	11,998,976	$ 1,838,924	6,777,922	4,128,931
Net loss	(3,054,017)	(468,049)	(1,303,570)	(565,021)
Net cash provided by operating activities	753,100	115,418	194,551	737,286
Net cash used in investing activities	(8,906,821)	(1,365,029)	(3,958,277)	(3,196,394)
Net cash provided by financing activities	8,335,419	$ 1,277,458	5,078,842	4,974,810
Assets of VIE's used to settle obligations of respective VIE's registered capital	92,100		94,800	12,200
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves	¥ 17,900		12,500	7,700
Number of VIE having variable interest but not primary beneficiary | entity	0	0
Consolidated VIEs without recourse to the primary beneficiary
Current assets:
Cash and cash equivalents	¥ 349,190		201,310	152,295
Time deposits	22,161		7,674	10,265
Accounts receivable, net	343,099		223,438	130,823
Amount due from the Company and its subsidiaries	173,596		127,944	165,559
Amount due from related parties	59,117		170,535
Prepayments and other current assets	1,383,648		999,780	841,018
Short-term investments	1,175,309		672,787	252,943
Non-current assets:
Long-term investments, net	1,223,943		794,549	843,149
Other non-current assets	2,183,411		1,483,983	943,373
Total assets	6,913,474		4,682,000	3,339,425
Current liabilities:
Accounts payable	2,332,372		1,454,924	1,078,070
Salary and welfare payable	288,686		128,343	94,699
Taxes payable	106,492		33,611	27,152
Short-term loans	100,000
Deferred revenue	1,769,992		1,234,508	937,086
Amount due to the Company and its subsidiaries	3,752,973		2,650,499	1,594,527
Accrued liabilities and other payables	449,370		222,078	318,568
Amount due to related parties				23,054
Non-current liabilities:
Other long-term liabilities	19,640		23,108
Total liabilities	8,819,525		5,747,071	4,073,156
Net revenues:
Net revenues	10,318,972		6,588,162	4,134,624
Net loss	(853,970)		(448,114)	(587,932)
Net cash provided by operating activities	1,476,494		271,299	636,972
Net cash used in investing activities	(2,421,163)		(1,518,931)	(674,483)
Net cash provided by financing activities	1,090,287		1,300,740	130,592
Consolidated VIEs without recourse to the primary beneficiary | Third parties
Net revenues:
Net revenues	9,651,207		6,056,332	3,691,219
Consolidated VIEs without recourse to the primary beneficiary | Company and its subsidiaries
Net revenues:
Net revenues	¥ 667,765		¥ 531,830	¥ 443,405